Pension Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Japan
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ 12,990	¥ 650	¥ 3,795
Amortization of net actuarial loss	59	79	412
Prior service credit due to amendments	0	881	367
Amortization of prior service credit	(84)	(47)	(66)
Total recognized in other comprehensive income (loss), pre-tax	12,965	1,563	4,508
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	5,728	4,810	13,672
Amortization of net actuarial loss	11	9	500
Prior service credit due to amendments	(145)	(36)	(255)
Amortization of prior service credit	(354)	(329)	(320)
Amortization of transition obligation	1	1	1
Foreign currency exchange rate change	641	60	(215)
Total recognized in other comprehensive income (loss), pre-tax	¥ 5,882	¥ 4,515	¥ 13,383